Related party transactions (Tables)	12 Months Ended
Aug. 31, 2025
Related party transactions
Summarizes the related party transactions and the amounts due to and from related parties

	2025	2024	2023
	$	$	$
Expenses
Research and development
Mac Engineering, SASU	997,479	2,028,793	405,416
Office salaries and benefits
Montana Strategies Inc.	—	—	21,481
Interest expense
Roger Moore	45,448	—	—
Rent expense
California Electric Boat Company	196,129	16,503	—
Marine Ventures LLC	148,032	—	—
Income booked through Contributed Surplus
Management fees
Marine Ventures LLC	254,084	—	—

	2025	2024	2023
	$	$	$
Wages	1,106,020	1,364,939	1,817,918
Share-based payments – capital stock	110,604	84,637	320,264
Share-based payments – stock options	18,146	104,255	283,844
	1,234,770	1,553,831	2,422,026

	2025	2024
	$	$
Share subscription receivable
9335-1427 Quebec Inc.	18,193	18,530
Alexandre Mongeon	10,333	10,526
	28,526	29,056

Current advances due from related party
Alexandre Mongeon	—	62,270

Amounts due to related parties included in trade and other payables
Alexandre Mongeon	16,946	63,859
Xavier Montagne	—	8,609
Raffi Sossoyan	7,277	8,524
Roger Moore*	19,520	—
Daniel Rathe	6,154	—
California Electric Boat Company	—	146,662
Mac Engineering, SASU	—	746,083
	49,897	973,737

*includes interest payable at August 31, 2025 of $6,058 (2024 - nil)

Proceeds receivable from related parties
Non-interest bearing demand note receivable from Marine Ventures LLC (note 6)	3,422,154	—
Contingent receivable from Marine Ventures LLC (note 6)	6,967,763	—
	10,389,917	—

Purchase consideration payable to related party
Initial Convertible Note due to Roger Moore (note 6 and 20)	3,111,810	—
Subsequent Convertible Note due to Roger Moore (note 6 and 20)	653,262	—
Real Estate Note due to Roger Moore (note 6 and 20)	1,283,484	—
	5,048,506	—